Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity

Note M: Shareholders’ Equity

The authorized capital structure of the Company includes 100,000,000 shares of common stock, with a par value of $0.01 a share. At December 31, 2017, approximately 1,986,000 common shares were reserved for issuance under stock-based award plans.

Pursuant to authority granted by its Board of Directors, the Company can repurchase up to 20,000,000 shares of common stock. The Company repurchased 457,742, 1,587,987 and 3,285,380 shares of common stock during 2017, 2016 and 2015, respectively.  At December 31, 2017, 14,668,891 shares of common stock were remaining under the Company’s repurchase authorization.

In addition to common stock, the Company’s capital structure includes 10,000,000 shares of preferred stock with a par value of $0.01 a share. On October 21, 2006, the Board of Directors adopted a Rights Agreement (the “Rights Agreement”) and reserved 200,000 shares of Junior Participating Class B Preferred Stock for issuance. In accordance with the Rights Agreement, the Company issued a dividend of one right for each share of the Company’s common stock outstanding as of October 21, 2006, and one right continues to attach to each share of common stock issued thereafter. The rights will become exercisable if any person or group acquires beneficial ownership of 15% or more of the Company’s common stock. Once exercisable and upon a person or group acquiring 15% or more of the Company’s common stock, each right (other than rights owned by such person or group) entitles its holder to purchase, for an exercise price of $315 per share, a number of shares of the Company’s common stock (or in certain circumstances, cash, property or other securities of the Company) having a market value of twice the exercise price, and under certain conditions, common stock of an acquiring company having a market value of twice the exercise price. If any person or group acquires beneficial ownership of 15% or more of the Company’s common stock, the Company may, at its option, exchange the outstanding rights (other than rights owned by such acquiring person or group) for shares of the Company’s common stock or Company equity securities deemed to have the same value as one share of common stock or a combination thereof, at an exchange ratio of one share of common stock per right. The Company’s Rights Agreement expired on October 21, 2016.